Earning per unit and cash distributions (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended
	Jun. 03, 2016	Mar. 23, 2018	Jun. 30, 2018
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common Unit, Outstanding			19,953,257
Limited Liability Company (LLC) Preferred Unit, Outstanding			5,388,026
Common Unit, Issued			19,953,257
Limited Liability Company (LLC) Preferred Unit, Issued			5,388,026
Phantom Units [Member] | Chief Executive Officer Chief Financial Officer [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	21,500	14,584
Second Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit			$ 0.421875
Distribution Percentage To All Unit Holders			85.00%
Distribution Percentage To Holders Of Incentive Distribution Rights			15.00%
Third Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit			$ 0.50625
Distribution Percentage To All Unit Holders			75.00%
Distribution Percentage To Holders Of Incentive Distribution Rights			25.00%
After Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To All Unit Holders			50.00%
Distribution Percentage To Holders Of Incentive Distribution Rights			50.00%
Common units public [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit			$ 0.388125
Distribution Percentage To Holders Of Incentive Distribution Rights			100.00%
Common Unit, Outstanding			17,851,819
Common units public [Member] | Second Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To Holders Of Incentive Distribution Rights			100.00%
Subordinated units [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To Holders Of Incentive Distribution Rights			100.00%
Minimum Quarterly Distribution To Common And Subordinated Per Unit			$ 0.3375
General Partners' Capital Account, Units Outstanding			13,156,060
General Partners' Capital Account, Units Issued			13,156,060
Parent [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution			$ 109
General Partners' Capital Account, Units Outstanding			2,101,438